OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
OTHER INTANGIBLE ASSETS, NET

NOTE 7:-	OTHER INTANGIBLE ASSETS, NET

a.          Definite-lived other intangible assets:

	December 31,
	2016	2015
Original amounts:
Core technology	$623,274	$263,883
Customer relationships and distribution network	372,438	182,768
Trademarks	55,745	12,252

	1,051,457	458,903
Accumulated amortization:
Core technology	238,898	216,586
Customer relationships and distribution network	181,123	161,863
Trademarks	12,701	12,252

	432,722	390,701

Other intangible assets, net	$618,735	$68,202

b.	Amortization expense amounted to $58,968, $40,055 and $50,738 for the years ended December 31, 2016, 2015 and 2014, respectively.

c.
The Company recorded a reduction of $9,677 and 9,981 to the original amounts and accumulated amortization of fully amortized other intangible assets for the years ended December 31, 2016 and 2015, respectively.

d.	Estimated amortization expense:

For the year ended December 31,

2017	114,377
2018	93,357
2019	90,687
2020	86,680
2021 and thereafter	233,634

$618,735